FINANCE RECEIVABLES (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Credit quality and accrued interest on financial receivable
Installment not received on which interest accrual is suspended, period	90 days
Period for which interest due exceeds interest charges on which interest accrual is suspended	60 days
Period during which principal or interest is not received for nonperforming loans	90 days
Non-performing loans	$ 331,910,518	$ 330,704,771
Percentage of full payment received on which interest accrual is resumed	95.00%
Number of days past due for loan to be considered impaired	180 days
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	7,377,000	5,318,000
Finance receivables	396,803,008	405,233,539
Non-performing loans as a percent of gross balance	2.85%	2.15%
Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	644,000	408,000
Percentage of non-performing loans interest receivable to total accrued interest receivable	8.70%	7.70%
Finance receivables	11,308,000	8,727,000
Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	385,495,000	396,507,000
Military loans
Accrued interest receivable for nonperforming loans
Finance receivables	369,361,165	370,601,538
Non-performing loans as a percent of gross balance	2.78%	2.11%
Military loans | Non-performing (90 days delinquent)
Credit quality and accrued interest on financial receivable
Non-performing loans	10,300,000	7,800,000
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	631,000	394,000
Percentage of non-performing loans interest receivable to total accrued interest receivable	8.60%	7.40%
Finance receivables	10,253,000	7,815,000
Military loans | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	359,108,000	362,787,000
Retail installment contracts
Accrued interest receivable for nonperforming loans
Finance receivables	27,441,843	34,632,001
Non-performing loans as a percent of gross balance	3.84%	2.63%
Retail installment contracts | Non-performing (90 days delinquent)
Credit quality and accrued interest on financial receivable
Non-performing loans	1,000,000	900,000
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	13,000	14,000
Percentage of non-performing loans interest receivable to total accrued interest receivable	0.20%	0.30%
Finance receivables	1,055,000	912,000
Retail installment contracts | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	$ 26,387,000	$ 33,720,000